Marketable debt securities - Changes in financial liabilities at fair value (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,477,724
Financial liabilities at end of period	1,604,462		$ 1,477,724
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	101,682
Financial liabilities at end of period	134,913		101,682
Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	259		1,363
Issues	471		197
Redemptions	(169)		(1,315)
Changes in fair value recognized in profit or loss	(41)		14
Financial liabilities at end of period	520		259
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	981
Financial liabilities at end of period	2,851	$ 2,851	981
Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	471		197
Redemptions	(169)		(1,315)
Parent [member] | Marketable debt securities | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Redemptions	(169)		(1,315)
Parent [member] | Structured bank bonds | Financial liabilities at fair value through profit or loss
Changes in financial instruments, Liabilities
Issues	$ 471		$ 197